Income taxes	9 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes

Note 14 – Income taxes

In addition to corporate income taxes in the United States, upon completion of the acquisition of Anivia in February 2022, the Company is subject to corporate income taxes in PRC. Anivia and its subsidiaries are subject to BVI or Hong Kong income taxes but did not have any operations for the nine months ended March 31, 2024 and 2023. DHS, the operating VIE of Anivia, is considered a Controlled Foreign Corporation (CFC) defined under IRC Sec. 957(a) since the Company indirectly owns more than 50% voting control of DHS as a result of the Transfer Agreement. Therefore, DHS is subject to the Global Intangible Low-Taxed Income (or GILTI) Tax. DHS is subject to 5% tax rate in PRC. The Company made an election to apply the GILTI high-tax exclusion for DHS under the Final Regulations (T.D. 9902). As the result of the election, no GILTI tax was recorded as of March 31, 2024 and 2023. In addition, as a result of the acquisition, the Company booked a $6,094,144 of goodwill. Since the acquisition was a stock acquisition, the Goodwill is not deductible for tax purposes.

For the three and nine months ended March 31, 2024, as a result of the Company’s inability to establish a reliable estimate for annual effective tax rate, the Company calculated income tax expense using the actual effective tax rate year to date, as opposed to the estimated annual effective tax rate, as provided in Accounting Standards Codification (ASC) 740-270-30-18.

The income tax provision for the three and nine months ended March 31, 2024 and 2023 consisted of the following:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2024	2023	2024	2023
Current:
Federal	$–	$105,492	$–	$386,273
States	11,024	1,797	22,590	11,596
Foreign	–	–	–	–
Total current income tax provision	11,024	107,289	22,590	397,869

Deferred:
Federal	271,732	(558,437)	(568,897)	(1,818,222)
States	94,210	(114,675)	(106,357)	(421,382)
Foreign	181	(23,758)	64,990	(243,391)
Total deferred taxes	366,123	(696,870)	(610,264)	(2,482,995)

Total provision for income taxes	$377,147	$(589,581)	$(587,674)	$(2,085,126)

The Company is subject to U.S. federal income tax as well as state income tax in certain jurisdictions. The tax years 2019 to 2023 remain open to examination by the major taxing jurisdictions to which the Company is subject. The following is a reconciliation of income tax expenses at the effective rate to income tax at the calculated statutory rates:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2024	2023	2024		2023
Statutory tax rate
Federal	21.00%	21.00%	21.00%		21.00%
State	5.54%	5.82%	5.54%		5.82%
Foreign tax rate difference	0.45%	0.33%	(2.34%	)	2.19%
Impairment loss on goodwill -permanent difference	–	–	–		(7.40%	)
Net effect of state income tax deduction and other permanent differences	0.15%	0.62%	(3.08%	)	(2.82%	)

Effective tax rate	27.14%	27.77%	21.12%		18.79%

As of March 31, 2024, prepaid income taxes to US tax authorities and income tax payable to Chinese tax authorities was $31,496 and $277,921, respectively. As of June 30, 2023, prepaid income taxes to US tax authorities and income tax payable to Chinese tax authorities was $45,718 and $276,683, respectively.

The tax effects of temporary differences which give rise to significant portions of the deferred taxes are summarized as follows:

	March 31, 2024	June 30, 2023
Deferred tax assets
263A calculation	$327,987	$239,142
Inventory reserve	207,463	149,907
State taxes	4,840	2,435
Accrued expenses	253,615	273,589
ROU assets / liabilities	112,582	115,125
Net Operation loss	2,389,948	2,173,221
Disallowed interest expense	234,473	163,381
Stock-based compensation	308,956	207,726
Valuation allowance	(64,990)	–
Others	84,701	85,596
Total deferred tax assets	3,859,575	3,410,122

Deferred tax liabilities
Depreciation	(82,870)	(105,323)
Intangible assets acquired	(1,020,285)	(1,149,549)
Total deferred tax liabilities	(1,103,155)	(1,254,872)

Net deferred tax assets	$2,756,420	$2,155,250

For the nine months ended March 31, 2024, the Company recorded $64,990 of valuation allowance to reduce deferred tax assets for the losses incurred by DHS.